Schedule of Investments(a)
Invesco ESG NASDAQ 100 ETF (QQMG)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-12.75%
Alphabet, Inc., Class A	9,337	$1,603,536
Alphabet, Inc., Class C	8,799	1,520,907
Charter Communications, Inc., Class A(b)	602	238,554
Comcast Corp., Class A	17,395	601,345
Electronic Arts, Inc.	1,833	263,549
Meta Platforms, Inc., Class A	1,683	1,089,726
Netflix, Inc.(b)	2,720	3,283,666
Take-Two Interactive Software, Inc.(b)	1,107	250,492
T-Mobile US, Inc.	5,058	1,225,048
Trade Desk, Inc. (The), Class A(b)	2,024	152,245
Warner Bros. Discovery, Inc.(b)	13,968	139,261
		10,368,329
Consumer Discretionary-11.66%
Airbnb, Inc., Class A(b)	1,871	241,359
Amazon.com, Inc.(b)	14,414	2,955,014
Booking Holdings, Inc.	216	1,192,089
DoorDash, Inc., Class A(b)	1,704	355,540
lululemon athletica, inc.(b)	784	248,269
Marriott International, Inc., Class A	1,482	390,996
MercadoLibre, Inc. (Brazil)(b)	230	589,557
O’Reilly Automotive, Inc.(b)	420	574,350
PDD Holdings, Inc., ADR (China)(b)	1,917	185,010
Ross Stores, Inc.	1,971	276,117
Starbucks Corp.	5,215	437,799
Tesla, Inc.(b)	5,880	2,037,185
		9,483,285
Consumer Staples-4.04%
Coca-Cola Europacific Partners PLC (United Kingdom)	2,776	254,809
Costco Wholesale Corp.	1,258	1,308,546
Keurig Dr Pepper, Inc.	5,552	186,936
Kraft Heinz Co. (The)	2,769	74,015
Mondelez International, Inc., Class A	6,064	409,259
Monster Beverage Corp.(b)	1,798	114,982
PepsiCo, Inc.	7,141	938,685
		3,287,232
Financials-0.53%
PayPal Holdings, Inc.(b)	6,104	428,989
Health Care-5.23%
Amgen, Inc.	2,408	693,937
AstraZeneca PLC, ADR (United Kingdom)	2,751	200,355
Biogen, Inc.(b)	740	96,045
DexCom, Inc.(b)	2,009	172,372
GE HealthCare Technologies, Inc.	2,205	155,541
Gilead Sciences, Inc.	5,933	653,105
IDEXX Laboratories, Inc.(b)	502	257,707
Intuitive Surgical, Inc.(b)	2,037	1,125,117
Regeneron Pharmaceuticals, Inc.	604	296,129
Vertex Pharmaceuticals, Inc.(b)	1,366	603,840
		4,254,148
Industrials-3.45%
Automatic Data Processing, Inc.	2,633	857,121
Cintas Corp.	2,410	545,865
Copart, Inc.(b)(c)	5,465	281,338
Fastenal Co.	4,465	184,583
Old Dominion Freight Line, Inc.	1,331	213,186
PACCAR, Inc.	1,178	110,555
	Shares	Value
Industrials-(continued)
Paychex, Inc.(c)	2,184	$344,876
Verisk Analytics, Inc.	864	271,417
		2,808,941
Information Technology-59.73%
Adobe, Inc.(b)	2,935	1,218,289
Advanced Micro Devices, Inc.(b)	11,588	1,283,139
ANSYS, Inc.(b)	578	191,214
Apple, Inc.	34,750	6,979,538
Applied Materials, Inc.	6,010	942,068
AppLovin Corp., Class A(b)	1,675	658,275
ASML Holding N.V., New York Shares (Netherlands)	741	545,947
Atlassian Corp., Class A(b)	953	197,871
Autodesk, Inc.(b)	1,389	411,311
Broadcom, Inc.	15,781	3,820,107
Cadence Design Systems, Inc.(b)	1,820	522,467
CDW Corp.	1,117	201,462
Cisco Systems, Inc.	28,091	1,770,857
Cognizant Technology Solutions Corp., Class A	3,172	256,900
CrowdStrike Holdings, Inc., Class A(b)	1,352	637,292
Datadog, Inc., Class A(b)	1,971	232,341
Fortinet, Inc.(b)	4,809	489,460
GLOBALFOUNDRIES, Inc.(b)(c)	3,341	119,608
Intel Corp.	23,463	458,702
Intuit, Inc.	1,686	1,270,350
KLA Corp.	930	703,898
Lam Research Corp.	9,277	749,489
Marvell Technology, Inc.	5,408	325,508
Microchip Technology, Inc.	1,429	82,939
Micron Technology, Inc.	6,201	585,746
Microsoft Corp.	19,237	8,855,945
MicroStrategy, Inc., Class A(b)	551	203,352
NVIDIA Corp.	66,170	8,941,552
NXP Semiconductors N.V. (Netherlands)	1,537	293,767
ON Semiconductor Corp.(b)	2,063	86,687
Palantir Technologies, Inc., Class A(b)	10,326	1,360,760
Palo Alto Networks, Inc.(b)	4,661	896,870
QUALCOMM, Inc.	7,588	1,101,778
Roper Technologies, Inc.	574	327,335
Synopsys, Inc.(b)	1,045	484,859
Texas Instruments, Inc.	4,290	784,427
Workday, Inc., Class A(b)	1,326	328,463
Zscaler, Inc.(b)(c)	936	258,055
		48,578,628
Materials-2.01%
Linde PLC	3,496	1,634,660
Real Estate-0.18%
CoStar Group, Inc.(b)	1,965	144,545
Utilities-0.30%
Exelon Corp.	5,495	240,791
Total Common Stocks & Other Equity Interests (Cost $68,949,749)		81,229,548
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $76,231)	76,231	$76,231
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $69,025,980)		81,305,779
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.05%
Invesco Private Government Fund, 4.29%(d)(e)(f)	236,301	236,301
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(d)(e)(f)	616,150	$616,273
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $852,574)		852,574
TOTAL INVESTMENTS IN SECURITIES-101.02% (Cost $69,878,554)		82,158,353
OTHER ASSETS LESS LIABILITIES-(1.02)%		(827,663)
NET ASSETS-100.00%		$81,330,690

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$59,151	$472,707	$(455,627)	$-	$-	$76,231	$1,115
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	86,430	13,606,573	(13,456,702)	-	-	236,301	14,935 *
Invesco Private Prime Fund	224,802	28,117,056	(27,725,268)	(17)	(300)	616,273	39,567 *
Total	$370,383	$42,196,336	$(41,637,597)	$(17)	$(300)	$928,805	$55,617

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-8.00%
Fox Corp., Class A	1,267	$69,609
Fox Corp., Class B	1,370	68,884
Liberty Broadband Corp., Class A(b)	81	7,525
Liberty Broadband Corp., Class C(b)(c)	544	51,027
Liberty Media Corp.-Liberty Formula One(b)(c)	970	93,634
Liberty Media Corp.-Liberty Formula One(b)(c)	104	9,164
NetEase, Inc., ADR (China)	519	63,193
News Corp., Class A	2,352	66,421
News Corp., Class B(c)	1,178	38,544
		468,001
Consumer Discretionary-13.82%
Duolingo, Inc.(b)	131	68,069
eBay, Inc.	2,392	175,023
Expedia Group, Inc.	475	79,206
JD.com, Inc., ADR (China)	1,394	45,179
Pool Corp.(c)	226	67,933
Rivian Automotive, Inc., Class A(b)(c)	2,273	33,027
Tractor Supply Co.(c)	2,870	138,908
Trip.com Group Ltd., ADR (China)(c)	1,320	82,698
Ulta Beauty, Inc.(b)	252	118,808
		808,851
Consumer Staples-2.88%
Dollar Tree, Inc.(b)	945	85,296
Sprouts Farmers Market, Inc.(b)	314	54,278
The Campbell’s Company(c)	845	28,764
		168,338
Financials-1.87%
Affirm Holdings, Inc.(b)	980	50,862
Jack Henry & Associates, Inc.	322	58,337
		109,199
Health Care-18.99%
Align Technology, Inc.(b)	326	58,986
Alnylam Pharmaceuticals, Inc.(b)	357	108,728
argenx SE, ADR (Netherlands)(b)	98	56,180
BioMarin Pharmaceutical, Inc.(b)	654	37,978
BioNTech SE, ADR (Germany)(b)(c)	290	27,785
Bio-Techne Corp.	460	22,264
Cooper Cos., Inc. (The)(b)	1,046	71,421
Hologic, Inc.(b)	844	52,472
ICON PLC(b)	408	53,154
Illumina, Inc.(b)(c)	710	58,390
Incyte Corp.(b)	658	42,810
Insmed, Inc.(b)(c)	285	19,873
Insulet Corp.(b)(c)	271	88,083
Medpace Holdings, Inc.(b)(c)	144	42,466
Moderna, Inc.(b)(c)	1,666	44,249
Natera, Inc.(b)	289	45,584
Neurocrine Biosciences, Inc.(b)(c)	372	45,763
Royalty Pharma PLC, Class A	1,190	39,127
Sanofi S.A., ADR(c)	1,267	62,552
Sarepta Therapeutics, Inc.(b)	202	7,595
Summit Therapeutics, Inc.(b)(c)	2,053	37,395
United Therapeutics Corp.(b)	168	53,567
Vaxcyte, Inc.(b)	124	4,029
Viatris, Inc.	3,479	30,580
		1,111,031
Industrials-10.94%
AAON, Inc.	313	30,139
	Shares	Value
Industrials-(continued)
C.H. Robinson Worldwide, Inc.	555	$53,263
FTAI Aviation Ltd.	197	23,079
Grab Holdings Ltd., Class A (Singapore)(b)	13,609	66,276
J.B. Hunt Transport Services, Inc.	532	73,868
Lincoln Electric Holdings, Inc.	221	42,783
Nordson Corp.	187	39,642
Paylocity Holding Corp.(b)	202	38,562
Ryanair Holdings PLC, ADR (Italy)(c)	812	45,147
Saia, Inc.(b)(c)	123	32,522
SS&C Technologies Holdings, Inc.	927	74,911
Tetra Tech, Inc.	1,436	50,174
United Airlines Holdings, Inc.(b)	879	69,832
		640,198
Information Technology-41.83%
Akamai Technologies, Inc.(b)	831	63,098
Bentley Systems, Inc., Class B	1,347	64,292
Check Point Software Technologies Ltd. (Israel)(b)	507	116,042
CyberArk Software Ltd.(b)	222	84,977
DocuSign, Inc.(b)	964	85,420
Entegris, Inc.(c)	633	43,512
F5, Inc.(b)	283	80,763
First Solar, Inc.(b)	503	79,514
Flex Ltd.(b)	2,572	108,796
Gen Digital, Inc.	3,242	92,332
Logitech International S.A., Class R (Switzerland)	971	80,360
Manhattan Associates, Inc.(b)	288	54,369
Monday.com Ltd.(b)	225	66,935
Monolithic Power Systems, Inc.	212	140,323
NetApp, Inc.	1,080	107,093
Nutanix, Inc., Class A(b)	1,161	89,037
Okta, Inc.(b)(c)	918	94,710
PTC, Inc.(b)(c)	536	90,220
Seagate Technology Holdings PLC	1,245	146,835
Skyworks Solutions, Inc.	529	36,517
Super Micro Computer, Inc.(b)(c)	2,393	95,768
Teradyne, Inc.	802	63,037
Trimble, Inc.(b)	1,548	110,326
VeriSign, Inc.	376	102,449
Western Digital Corp.(b)	2,184	112,585
Wix.com Ltd. (Israel)(b)	230	34,259
Zebra Technologies Corp., Class A(b)	320	92,726
Zoom Communications, Inc., Class A(b)	1,372	111,475
		2,447,770
Materials-0.56%
Steel Dynamics, Inc.	267	32,860
Real Estate-0.97%
Zillow Group, Inc., Class A(b)(c)	196	12,969
Zillow Group, Inc., Class C(b)	656	44,024
		56,993
Total Common Stocks & Other Equity Interests (Cost $5,226,397)		5,843,241
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $3,322)	3,322	$3,322
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $5,229,719)		5,846,563
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.35%
Invesco Private Government Fund, 4.29%(d)(e)(f)	359,467	359,467
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(d)(e)(f)	948,268	$948,458
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,307,925)		1,307,925
TOTAL INVESTMENTS IN SECURITIES-122.27% (Cost $6,537,644)		7,154,488
OTHER ASSETS LESS LIABILITIES-(22.27)%		(1,303,063)
NET ASSETS-100.00%		$5,851,425

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,323	$46,572	$(46,573)	$-	$-	$3,322	$63
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	282,581	4,415,294	(4,338,408)	-	-	359,467	12,239 *
Invesco Private Prime Fund	661,935	9,426,495	(9,139,796)	(42)	(134)	948,458	32,589 *
Total	$947,839	$13,888,361	$(13,524,777)	$(42)	$(134)	$1,311,247	$44,891

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-15.42%
Alphabet, Inc., Class A	7,112,820	$1,221,555,707
Alphabet, Inc., Class C	6,703,106	1,158,631,872
Charter Communications, Inc., Class A(b)(c)	425,644	168,669,948
Comcast Corp., Class A	11,313,692	391,114,332
Electronic Arts, Inc.	781,523	112,367,377
Meta Platforms, Inc., Class A	2,670,367	1,729,035,929
Netflix, Inc.(b)	1,283,350	1,549,298,621
Take-Two Interactive Software, Inc.(b)(c)	529,044	119,712,076
T-Mobile US, Inc.	3,425,205	829,584,651
Trade Desk, Inc. (The), Class A(b)	1,356,468	102,033,523
Warner Bros. Discovery, Inc.(b)	7,360,040	73,379,599
		7,455,383,635
Consumer Discretionary-13.88%
Airbnb, Inc., Class A(b)	1,297,727	167,406,783
Amazon.com, Inc.(b)	12,923,184	2,649,381,952
Booking Holdings, Inc.	98,371	542,902,663
DoorDash, Inc., Class A(b)	1,183,148	246,863,830
lululemon athletica, inc.(b)	348,505	110,361,078
Marriott International, Inc., Class A	826,729	218,115,912
MercadoLibre, Inc. (Brazil)(b)	152,127	389,945,618
O’Reilly Automotive, Inc.(b)	171,841	234,992,568
PDD Holdings, Inc., ADR (China)(b)(c)	2,003,275	193,336,070
Ross Stores, Inc.	989,274	138,587,395
Starbucks Corp.(c)	3,407,085	286,024,786
Tesla, Inc.(b)	4,432,079	1,535,538,090
		6,713,456,745
Consumer Staples-5.65%
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	1,381,973	126,851,302
Costco Wholesale Corp.(c)	1,331,729	1,385,237,871
Keurig Dr Pepper, Inc.	4,067,846	136,964,375
Kraft Heinz Co. (The)	3,582,801	95,768,271
Mondelez International, Inc., Class A	3,879,938	261,857,015
Monster Beverage Corp.(b)	2,917,716	186,587,938
PepsiCo, Inc.	4,114,355	540,831,965
		2,734,098,737
Energy-0.47%
Baker Hughes Co., Class A	2,968,587	109,986,149
Diamondback Energy, Inc.(c)	867,684	116,746,882
		226,733,031
Financials-0.43%
PayPal Holdings, Inc.(b)	2,965,896	208,443,171
Health Care-5.11%
Amgen, Inc.(c)	1,611,439	464,384,491
AstraZeneca PLC, ADR (United Kingdom)	1,745,795	127,146,250
Biogen, Inc.(b)	438,734	56,943,286
DexCom, Inc.(b)	1,171,672	100,529,458
GE HealthCare Technologies, Inc.	1,371,187	96,723,531
Gilead Sciences, Inc.	3,735,681	411,223,764
IDEXX Laboratories, Inc.(b)	243,906	125,211,584
Intuitive Surgical, Inc.(b)	1,069,868	590,930,891
Regeneron Pharmaceuticals, Inc.	322,394	158,063,330
Vertex Pharmaceuticals, Inc.(b)	770,236	340,482,824
		2,471,639,409
Industrials-4.77%
Automatic Data Processing, Inc.	1,220,520	397,315,876
	Shares	Value
Industrials-(continued)
Axon Enterprise, Inc.(b)	229,682	$172,344,186
Cintas Corp.	1,210,512	274,180,968
Copart, Inc.(b)(c)	2,896,511	149,112,386
CSX Corp.	5,680,496	179,446,869
Fastenal Co.(c)	3,438,622	142,152,633
Honeywell International, Inc.	1,949,541	441,902,458
Old Dominion Freight Line, Inc.(c)	637,196	102,059,683
PACCAR, Inc.(c)	1,573,594	147,681,797
Paychex, Inc.(c)	1,079,623	170,483,268
Verisk Analytics, Inc.	420,702	132,159,326
		2,308,839,450
Information Technology-51.08%
Adobe, Inc.(b)	1,304,689	541,563,357
Advanced Micro Devices, Inc.(b)	4,861,173	538,277,686
Analog Devices, Inc.	1,487,779	318,354,950
ANSYS, Inc.(b)	262,916	86,977,871
Apple, Inc.	18,318,399	3,679,250,439
Applied Materials, Inc.	2,437,173	382,026,868
AppLovin Corp., Class A(b)	927,660	364,570,380
ARM Holdings PLC, ADR(b)(c)	392,402	48,869,745
ASML Holding N.V., New York Shares (Netherlands)	270,899	199,590,256
Atlassian Corp., Class A(b)	491,762	102,104,544
Autodesk, Inc.(b)	644,768	190,928,700
Broadcom, Inc.	9,453,475	2,288,402,693
Cadence Design Systems, Inc.(b)	822,065	235,990,200
CDW Corp.	397,374	71,670,375
Cisco Systems, Inc.	11,934,590	752,356,554
Cognizant Technology Solutions Corp., Class A	1,483,088	120,115,297
CrowdStrike Holdings, Inc., Class A(b)	701,415	330,625,989
Datadog, Inc., Class A(b)	951,181	112,125,216
Fortinet, Inc.(b)	2,306,613	234,767,071
GLOBALFOUNDRIES, Inc.(b)(c)	1,656,883	59,316,411
Intel Corp.	12,987,647	253,908,499
Intuit, Inc.	838,609	631,866,723
KLA Corp.	398,668	301,743,836
Lam Research Corp.	3,850,410	311,074,624
Marvell Technology, Inc.	2,594,428	156,158,621
Microchip Technology, Inc.	1,612,392	93,583,232
Micron Technology, Inc.(c)	3,342,151	315,699,584
Microsoft Corp.	9,065,238	4,173,272,966
MicroStrategy, Inc., Class A(b)(c)	713,107	263,179,269
NVIDIA Corp.	29,754,125	4,020,674,911
NXP Semiconductors N.V. (Netherlands)	760,521	145,358,379
ON Semiconductor Corp.(b)(c)	1,263,544	53,094,119
Palantir Technologies, Inc., Class A(b)	6,746,803	889,093,699
Palo Alto Networks, Inc.(b)(c)	1,986,212	382,186,913
QUALCOMM, Inc.	3,317,780	481,741,656
Roper Technologies, Inc.	322,043	183,651,462
Shopify, Inc., Class A (Canada)(b)	3,646,194	390,944,921
Synopsys, Inc.(b)	463,738	215,165,157
Texas Instruments, Inc.	2,730,795	499,325,866
Workday, Inc., Class A(b)	641,498	158,905,470
Zscaler, Inc.(b)(c)	459,932	126,803,252
		24,705,317,761
Materials-1.37%
Linde PLC	1,418,744	663,376,319
Real Estate-0.19%
CoStar Group, Inc.(b)(c)	1,229,520	90,443,491
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Utilities-1.46%
American Electric Power Co., Inc.(c)	1,598,767	$165,456,397
Constellation Energy Corp.	938,474	287,313,815
Exelon Corp.	3,013,875	132,068,002
Xcel Energy, Inc.(c)	1,722,568	120,752,017
		705,590,231
Total Common Stocks & Other Equity Interests (Cost $41,789,686,050)		48,283,321,980
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $44,521,630)	44,521,630	44,521,630
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $41,834,207,680)		48,327,843,610
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.73%
Invesco Private Government Fund, 4.29%(d)(e)(f)	96,806,829	$96,806,829
Invesco Private Prime Fund, 4.45%(d)(e)(f)	253,074,842	253,125,457
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $349,932,286)		349,932,286
TOTAL INVESTMENTS IN SECURITIES-100.65% (Cost $42,184,139,966)		48,677,775,896
OTHER ASSETS LESS LIABILITIES-(0.65)%		(312,107,869)
NET ASSETS-100.00%		$48,365,668,027

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,149,472	$320,067,046	$(287,694,888)	$-	$-	$44,521,630	$703,746
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	73,775,478	1,922,846,402	(1,899,815,051)	-	-	96,806,829	3,483,703 *
Invesco Private Prime Fund	199,210,478	4,047,490,195	(3,993,511,084)	(13,357)	(50,775)	253,125,457	9,410,014 *
Total	$285,135,428	$6,290,403,643	$(6,181,021,023)	$(13,357)	$(50,775)	$394,453,916	$13,597,463

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
May 31, 2025
(Unaudited)
Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-Mini NASDAQ 100 Index Future	160	June-2025	$68,405,600	$7,977,690	$7,977,690

(a)	Futures contracts collateralized by $9,038,725 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.42%
EchoStar Corp., Class A(b)	1,393	$24,698
Gogo, Inc.(b)	5,959	63,225
iHeartMedia, Inc., Class A(b)	24,574	32,192
iQIYI, Inc., ADR (China)(b)	20,911	33,458
JOYY, Inc., ADR (China)	930	44,528
Roku, Inc., Class A(b)	521	37,752
TrueCar, Inc.(b)	18,667	27,067
		262,920
Consumer Discretionary-7.04%
BRP, Inc.	1,097	48,268
Garrett Motion, Inc. (Switzerland)	4,515	47,859
Gentex Corp.	1,789	38,589
Gentherm, Inc.(b)	1,315	35,985
Goodyear Tire & Rubber Co. (The)(b)	4,603	52,520
GoPro, Inc., Class A(b)	58,274	38,636
Helen of Troy Ltd.(b)	791	21,270
iRobot Corp.(b)(c)	5,983	18,368
Johnson Outdoors, Inc., Class A	1,627	44,238
MasterCraft Boat Holdings, Inc.(b)	2,474	42,083
Newell Brands, Inc.	6,775	35,907
QVC Group, Inc.(b)	2,606	10,684
Sleep Number Corp.(b)	3,092	33,270
Sonos, Inc.(b)	3,290	33,821
Stitch Fix, Inc., Class A(b)	9,195	40,642
		542,140
Energy-0.43%
DMC Global, Inc.(b)	5,129	33,133
Health Care-44.90%
10X Genomics, Inc., Class A(b)	4,069	38,778
Accuray, Inc.(b)	21,640	33,109
Aclaris Therapeutics, Inc.(b)	21,857	31,911
Adaptimmune Therapeutics PLC, ADR(b)	80,548	23,560
Adaptive Biotechnologies Corp.(b)	5,266	50,132
Agios Pharmaceuticals, Inc.(b)	1,224	39,278
Akebia Therapeutics, Inc.(b)	23,628	71,593
Aldeyra Therapeutics, Inc.(b)	8,512	18,301
Alector, Inc.(b)	26,522	35,274
Alphatec Holdings, Inc.(b)	3,471	43,145
Altimmune, Inc.(b)(c)	6,540	35,512
Amicus Therapeutics, Inc.(b)	4,583	27,819
AnaptysBio, Inc.(b)(c)	2,600	57,798
AngioDynamics, Inc.(b)	4,682	47,756
Anika Therapeutics, Inc.(b)	2,493	27,797
Aquestive Therapeutics, Inc.(b)	15,534	42,097
Arbutus Biopharma Corp.(b)	12,608	42,363
Ardelyx, Inc.(b)	8,115	29,782
Arrowhead Pharmaceuticals, Inc.(b)	2,300	36,961
AtriCure, Inc.(b)	1,123	38,822
Autolus Therapeutics PLC, ADR (United Kingdom)(b)	25,142	43,998
Axogen, Inc.(b)	2,174	23,675
Azenta, Inc.(b)	997	26,640
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	3,965	32,592
BioCryst Pharmaceuticals, Inc.(b)	5,052	54,309
Bruker Corp.	929	34,094
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2050(b)(d)	27,325	3,728
Cerus Corp.(b)	26,362	33,480
ChromaDex Corp.(b)	7,747	83,823
	Shares	Value
Health Care-(continued)
ClearPoint Neuro, Inc.(b)	2,996	$35,383
Codexis, Inc.(b)	14,308	32,908
Coherus BioSciences, Inc.(b)(c)	39,481	30,756
CryoPort, Inc.(b)	7,809	46,932
DENTSPLY SIRONA, Inc.	2,628	41,995
Editas Medicine, Inc.(b)	22,654	38,965
Enanta Pharmaceuticals, Inc.(b)	5,591	33,155
Fate Therapeutics, Inc.(b)	38,836	46,992
Guardant Health, Inc.(b)	1,029	41,798
Heron Therapeutics, Inc.(b)	17,609	33,105
ICU Medical, Inc.(b)	297	40,053
IGM Biosciences, Inc.(b)(c)	31,982	40,617
Immunic, Inc.(b)(c)	36,551	24,120
Innoviva, Inc.(b)	2,427	47,496
Inogen, Inc.(b)	5,221	33,545
Integra LifeSciences Holdings Corp.(b)	1,874	23,725
Ionis Pharmaceuticals, Inc.(b)	1,311	43,932
Ironwood Pharmaceuticals, Inc.(b)	27,016	16,185
KalVista Pharmaceuticals, Inc.(b)	3,817	45,041
Kodiak Sciences, Inc.(b)	10,583	35,982
Lexicon Pharmaceuticals, Inc.(b)(c)	62,181	38,963
Ligand Pharmaceuticals, Inc.(b)(c)	356	36,380
LivaNova PLC(b)	1,051	45,456
MacroGenics, Inc.(b)	17,682	24,048
MannKind Corp.(b)	8,146	33,806
Masimo Corp.(b)	230	37,375
MaxCyte, Inc.(b)	13,023	30,995
MeiraGTx Holdings PLC(b)	6,101	31,237
Merit Medical Systems, Inc.(b)	426	40,483
Mersana Therapeutics, Inc.(b)	83,103	28,563
MiMedx Group, Inc.(b)	5,198	33,423
Nektar Therapeutics(b)	51,781	37,515
Ocugen, Inc.(b)(c)	66,743	55,804
Omeros Corp.(b)(c)	5,172	15,981
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)	1,143	34,713
OPKO Health, Inc.(b)	24,997	33,996
OraSure Technologies, Inc.(b)	12,495	35,986
Orthofix Medical, Inc.(b)	2,502	28,148
Pacific Biosciences of California, Inc.(b)(c)	29,997	28,908
Pacira BioSciences, Inc.(b)	1,809	46,745
Personalis, Inc.(b)	10,506	48,643
Pro-Dex, Inc.(b)(c)	1,253	50,176
ProQR Therapeutics N.V. (Netherlands)(b)	18,667	30,987
Prothena Corp. PLC (Ireland)(b)	2,751	12,627
PTC Therapeutics, Inc.(b)	788	38,234
Quanterix Corp.(b)	5,731	29,801
Sage Therapeutics, Inc.(b)	5,958	38,489
Sangamo Therapeutics, Inc.(b)(c)	42,643	19,829
Scilex Holding Co., Class C (Singapore)(b)(c)	72	369
scPharmaceuticals, Inc.(b)(c)	13,338	48,550
Seres Therapeutics, Inc.(b)(c)	2,865	20,196
SI-BONE, Inc.(b)	2,415	45,643
SIGA Technologies, Inc.	8,793	52,582
Standard BioTools, Inc.(b)	40,841	41,249
Supernus Pharmaceuticals, Inc.(b)	1,356	42,985
Surmodics, Inc.(b)	1,323	38,393
Sutro Biopharma, Inc.(b)	27,356	24,557
Tactile Systems Technology, Inc.(b)	3,044	30,075
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Theravance Biopharma, Inc.(b)	4,652	$42,612
uniQure N.V. (Netherlands)(b)	3,307	47,852
Vanda Pharmaceuticals, Inc.(b)	9,149	39,707
Varex Imaging Corp.(b)	3,383	25,948
Vaxart, Inc.(b)	85,403	36,988
Verrica Pharmaceuticals, Inc.(b)(c)	67,010	33,143
Vir Biotechnology, Inc.(b)	5,184	25,609
Voyager Therapeutics, Inc.(b)	10,661	29,211
Xencor, Inc.(b)	2,831	22,648
		3,456,440
Industrials-9.28%
AeroVironment, Inc.(b)	291	51,807
Allient, Inc.	1,749	53,169
American Superconductor Corp.(b)	1,915	54,118
Ballard Power Systems, Inc. (Canada)(b)(c)	35,362	45,617
Conduent, Inc.(b)	12,287	27,523
Energy Recovery, Inc.(b)	2,908	36,670
Interface, Inc.	2,150	43,193
LSI Industries, Inc.	2,369	38,544
Lyft, Inc., Class A(b)	3,261	49,698
Matthews International Corp., Class A	1,746	37,452
Microvast Holdings, Inc.(b)	26,802	96,219
MillerKnoll, Inc.	2,023	34,128
Omega Flex, Inc.	1,221	39,951
Stratasys Ltd.(b)	4,115	42,508
TTEC Holdings, Inc.(b)	12,924	63,457
		714,054
Information Technology-33.86%
8x8, Inc.(b)	17,399	28,534
Advanced Energy Industries, Inc.	378	43,387
Aehr Test Systems(b)(c)	4,512	43,045
Allegro MicroSystems, Inc. (Japan)(b)	1,951	49,458
Alpha & Omega Semiconductor Ltd.(b)	1,437	30,493
Amkor Technology, Inc.	2,061	37,139
Applied Optoelectronics, Inc.(b)	1,990	30,686
Atomera, Inc.(b)(c)	7,447	45,799
AudioEye, Inc.(b)	3,343	40,852
Aviat Networks, Inc.(b)	2,078	44,573
Axcelis Technologies, Inc.(b)	794	44,734
Bel Fuse, Inc., Class B	518	38,228
Canadian Solar, Inc. (Canada)(b)(c)	4,328	45,574
Cirrus Logic, Inc.(b)	417	41,016
Cognex Corp.	1,326	39,740
Cohu, Inc.(b)	2,212	37,759
CommScope Holding Co., Inc.(b)	6,850	41,374
Commvault Systems, Inc.(b)	255	46,703
Digimarc Corp.(b)	2,660	34,793
Diodes, Inc.(b)	881	39,117
Dropbox, Inc., Class A(b)	1,674	48,312
Extreme Networks, Inc.(b)	2,815	44,111
FARO Technologies, Inc.(b)	1,368	57,962
Himax Technologies, Inc., ADR (Taiwan)	4,315	35,167
Immersion Corp.	5,410	40,683
InterDigital, Inc.	203	44,104
IPG Photonics Corp.(b)	747	49,496
Itron, Inc.(b)	402	46,471
Kulicke & Soffa Industries, Inc. (Singapore)	1,137	36,555
Lantronix, Inc.(b)	16,991	37,210
	Shares	Value
Information Technology-(continued)
Lattice Semiconductor Corp.(b)	698	$31,368
Littelfuse, Inc.	188	38,551
Lumentum Holdings, Inc.(b)	618	44,669
Materialise N.V., ADR (Belgium)(b)	8,269	44,570
MaxLinear, Inc.(b)	2,977	33,908
MicroVision, Inc.(b)(c)	29,997	32,997
Mitek Systems, Inc.(b)	4,642	43,588
MKS Instruments, Inc.	474	38,958
Neonode, Inc.(b)(c)	5,023	51,335
NETGEAR, Inc.(b)	1,654	48,512
nLight, Inc.(b)	4,766	72,110
Open Text Corp. (Canada)	1,685	47,702
OSI Systems, Inc.(b)	211	46,232
Penguin Solutions, Inc.(b)	2,182	38,752
Power Integrations, Inc.	715	35,557
Qorvo, Inc.(b)	599	45,536
Radware Ltd. (Israel)(b)	2,016	47,013
Rambus, Inc.(b)	778	41,600
Ribbon Communications, Inc.(b)	9,215	31,147
Semtech Corp.(b)	1,146	42,780
Silicon Laboratories, Inc.(b)	310	37,364
Silicon Motion Technology Corp., ADR (Taiwan)	775	47,430
SolarEdge Technologies, Inc.(b)(c)	2,637	47,097
SoundHound AI, Inc., Class A(b)(c)	4,020	40,642
Synaptics, Inc.(b)	658	38,664
Turtle Beach Corp.(b)	2,537	29,125
Universal Display Corp.	283	40,568
Veeco Instruments, Inc.(b)	1,956	37,770
Verint Systems, Inc.(b)	1,927	33,800
Viasat, Inc.(b)	5,003	43,676
Viavi Solutions, Inc.(b)	3,891	35,447
Vuzix Corp.(b)(c)	14,694	42,907
Xerox Holdings Corp.	6,560	32,078
		2,606,528
Materials-1.00%
Arq, Inc.(b)	8,332	41,160
Innospec, Inc.	420	35,734
		76,894
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $9,149,984)		7,692,109
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.82%
Invesco Private Government Fund, 4.29%(e)(f)(g)	209,627	209,627
Invesco Private Prime Fund, 4.45%(e)(f)(g)	545,920	546,029
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $755,656)		755,656
TOTAL INVESTMENTS IN SECURITIES-109.75% (Cost $9,905,640)		8,447,765
OTHER ASSETS LESS LIABILITIES-(9.75)%		(750,434)
NET ASSETS-100.00%		$7,697,331
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$220,951	$(220,951)	$-	$-	$-	$105
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	342,395	2,871,986	(3,004,754)	-	-	209,627	10,034 *
Invesco Private Prime Fund	863,306	4,939,318	(5,256,448)	(46)	(101)	546,029	26,676 *
Total	$1,205,701	$8,032,255	$(8,482,153)	$(46)	$(101)	$755,656	$36,815

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%(a)
Communication Services-6.83%
Baidu, Inc., ADR (China)(b)(c)	53,618	$4,391,314
Fox Corp., Class A	82,190	4,515,518
Fox Corp., Class B	89,014	4,475,624
Liberty Broadband Corp., Class A(b)	6,844	635,808
Liberty Broadband Corp., Class C(b)(c)	46,411	4,353,352
Liberty Media Corp.-Liberty Formula One(b)	84,204	8,128,212
Liberty Media Corp.-Liberty Formula One(b)(c)	9,186	809,470
Liberty Media Corp.-Liberty Live(b)	9,652	693,593
Liberty Media Corp.-Liberty Live, Series C(b)	24,060	1,755,177
NetEase, Inc., ADR (China)	39,521	4,812,077
News Corp., Class A	142,730	4,030,695
News Corp., Class B(c)	71,407	2,336,437
		40,937,277
Consumer Discretionary-13.74%
DraftKings, Inc., Class A(b)	184,843	6,632,167
Duolingo, Inc.(b)	14,747	7,662,689
eBay, Inc.	175,965	12,875,359
Expedia Group, Inc.	46,601	7,770,717
JD.com, Inc., ADR (China)	180,690	5,856,163
Pool Corp.(c)	14,212	4,271,985
Rivian Automotive, Inc., Class A(b)(c)	423,619	6,155,184
Texas Roadhouse, Inc.	25,116	4,902,894
Tractor Supply Co.(c)	200,848	9,721,043
Trip.com Group Ltd., ADR (China)(c)	132,616	8,308,392
Ulta Beauty, Inc.(b)	17,522	8,260,922
		82,417,515
Consumer Staples-5.45%
Casey’s General Stores, Inc.	14,023	6,138,708
Dollar Tree, Inc.(b)	81,182	7,327,487
Maplebear, Inc.(b)	99,846	4,559,967
Pilgrim’s Pride Corp.	89,530	4,401,295
Sprouts Farmers Market, Inc.(b)	37,195	6,429,528
The Campbell’s Company(c)	112,141	3,817,280
		32,674,265
Energy-1.70%
Expand Energy Corp.	87,928	10,211,079
Financials-1.74%
Affirm Holdings, Inc.(b)(c)	104,621	5,429,830
Jack Henry & Associates, Inc.	27,488	4,980,001
		10,409,831
Health Care-20.51%
Align Technology, Inc.(b)(c)	27,778	5,026,151
Alnylam Pharmaceuticals, Inc.(b)	48,884	14,888,111
argenx SE, ADR (Netherlands)(b)	12,087	6,928,994
BioMarin Pharmaceutical, Inc.(b)(c)	72,139	4,189,112
BioNTech SE, ADR (Germany)(b)(c)	37,544	3,597,091
Bio-Techne Corp.	59,815	2,895,046
Cooper Cos., Inc. (The)(b)	75,415	5,149,336
Hologic, Inc.(b)	84,673	5,264,120
ICON PLC(b)	30,444	3,966,244
Illumina, Inc.(b)(c)	59,700	4,909,728
Incyte Corp.(b)	73,031	4,751,397
Insmed, Inc.(b)(c)	68,282	4,761,304
Insulet Corp.(b)	26,530	8,623,046
Medpace Holdings, Inc.(b)(c)	11,488	3,387,811
	Shares	Value
Health Care-(continued)
Moderna, Inc.(b)(c)	145,661	$3,868,756
Natera, Inc.(b)	51,007	8,045,334
Neurocrine Biosciences, Inc.(b)(c)	37,629	4,629,120
Royalty Pharma PLC, Class A(c)	163,461	5,374,598
Sanofi S.A., ADR(c)	108,426	5,352,992
Sarepta Therapeutics, Inc.(b)(c)	36,592	1,375,859
Summit Therapeutics, Inc.(b)(c)	278,574	5,074,225
United Therapeutics Corp.(b)	16,966	5,409,609
Vaxcyte, Inc.(b)(c)	48,570	1,578,039
Viatris, Inc.	451,048	3,964,712
		123,010,735
Industrials-12.84%
AAON, Inc.(c)	30,770	2,962,843
C.H. Robinson Worldwide, Inc.	44,779	4,297,441
Elbit Systems Ltd. (Israel)(c)	16,801	6,881,774
FTAI Aviation Ltd.	38,747	4,539,211
Grab Holdings Ltd., Class A (Singapore)(b)	1,476,070	7,188,461
J.B. Hunt Transport Services, Inc.	37,747	5,241,171
Lincoln Electric Holdings, Inc.	21,175	4,099,268
Nordson Corp.	21,541	4,566,477
Paylocity Holding Corp.(b)	21,093	4,026,654
Ryanair Holdings PLC, ADR (Italy)(c)	86,129	4,788,772
Saia, Inc.(b)(c)	10,030	2,652,032
SS&C Technologies Holdings, Inc.	93,520	7,557,351
Tetra Tech, Inc.	101,108	3,532,713
United Airlines Holdings, Inc.(b)	123,615	9,820,594
Woodward, Inc.	22,434	4,853,147
		77,007,909
Information Technology-32.24%
Akamai Technologies, Inc.(b)(c)	56,762	4,309,939
Astera Labs, Inc.(b)	61,193	5,551,429
Bentley Systems, Inc., Class B	110,050	5,252,686
Check Point Software Technologies Ltd. (Israel)(b)	41,565	9,513,397
CyberArk Software Ltd.(b)	18,619	7,126,981
DocuSign, Inc.(b)	76,337	6,764,222
Entegris, Inc.(c)	57,075	3,923,336
F5, Inc.(b)	21,758	6,209,298
First Solar, Inc.(b)(c)	40,413	6,388,487
Flex Ltd.(b)	144,531	6,113,661
Gen Digital, Inc.(c)	232,721	6,627,894
Logitech International S.A., Class R (Switzerland)	56,277	4,657,485
Manhattan Associates, Inc.(b)	23,072	4,355,532
Monday.com Ltd.(b)	18,811	5,596,084
Monolithic Power Systems, Inc.(c)	18,438	12,204,112
NetApp, Inc.	76,894	7,624,809
Nutanix, Inc., Class A(b)	101,235	7,763,712
Okta, Inc.(b)(c)	61,815	6,377,455
PTC, Inc.(b)(c)	45,407	7,642,906
Sandisk Corp.(b)(c)	54,851	2,067,334
Seagate Technology Holdings PLC	79,915	9,425,175
Skyworks Solutions, Inc.	60,644	4,186,255
Super Micro Computer, Inc.(b)(c)	224,253	8,974,605
Teradyne, Inc.	61,076	4,800,574
Trimble, Inc.(b)	92,755	6,610,649
VeriSign, Inc.	35,749	9,740,530
Western Digital Corp.(b)(c)	131,232	6,765,010
Wix.com Ltd. (Israel)(b)	20,683	3,080,733
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Zebra Technologies Corp., Class A(b)	19,424	$5,628,492
Zoom Communications, Inc., Class A(b)	99,282	8,066,662
		193,349,444
Materials-1.16%
Steel Dynamics, Inc.	56,652	6,972,162
Real Estate-0.99%
Zillow Group, Inc., Class A(b)(c)	20,544	1,359,397
Zillow Group, Inc., Class C(b)	68,673	4,608,645
		5,968,042
Utilities-2.67%
Alliant Energy Corp.	96,913	6,030,896
Evergy, Inc.	86,872	5,769,170
Talen Energy Corp.(b)(c)	17,333	4,228,385
		16,028,451
Total Common Stocks & Other Equity Interests (Cost $561,593,634)		598,986,710
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $67,232)	67,232	67,232
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $561,660,866)		599,053,942
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.28%
Invesco Private Government Fund, 4.29%(d)(e)(f)	33,150,210	$33,150,210
Invesco Private Prime Fund, 4.45%(d)(e)(f)	100,415,600	100,435,683
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $133,585,893)		133,585,893
TOTAL INVESTMENTS IN SECURITIES-122.16% (Cost $695,246,759)		732,639,835
OTHER ASSETS LESS LIABILITIES-(22.16)%		(132,888,843)
NET ASSETS-100.00%		$599,750,992

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,819	$6,595,548	$(6,651,135)	$-	$-	$67,232	$5,897
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,413,897	280,541,677	(276,805,364)	-	-	33,150,210	1,041,198 *
Invesco Private Prime Fund	68,121,348	571,286,000	(538,959,437)	(4,280)	(7,948)	100,435,683	2,737,486 *
Total	$97,658,064	$858,423,225	$(822,415,936)	$(4,280)	$(7,948)	$133,653,125	$3,784,581

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
May 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco QQQ Low Volatility ETF (QQLV)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Communication Services-3.36%
T-Mobile US, Inc.	386	$93,489
Consumer Discretionary-10.85%
Marriott International, Inc., Class A	353	93,132
O’Reilly Automotive, Inc.(b)	81	110,768
Ross Stores, Inc.	702	98,343
		302,243
Consumer Staples-24.00%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,477	135,574
Costco Wholesale Corp.	101	105,058
Keurig Dr Pepper, Inc.	3,495	117,677
Kraft Heinz Co. (The)	3,419	91,390
Mondelez International, Inc., Class A	1,747	117,905
PepsiCo, Inc.	768	100,953
		668,557
Health Care-3.65%
AstraZeneca PLC, ADR (United Kingdom)	1,395	101,598
Industrials-24.92%
Automatic Data Processing, Inc.	437	142,256
CSX Corp.	3,002	94,833
Fastenal Co.	2,526	104,425
Honeywell International, Inc.	528	119,682
Paychex, Inc.	737	116,380
Verisk Analytics, Inc.	371	116,546
		694,122
Information Technology-15.96%
Cisco Systems, Inc.	1,808	113,976
Cognizant Technology Solutions Corp., Class A	1,250	101,238
Microsoft Corp.	254	116,931
Roper Technologies, Inc.	197	112,343
		444,488
	Shares	Value
Materials-5.24%
Linde PLC	312	$145,885
Utilities-11.82%
American Electric Power Co., Inc.(c)	1,126	116,530
Exelon Corp.	2,721	119,234
Xcel Energy, Inc.	1,335	93,584
		329,348
Total Common Stocks & Other Equity Interests (Cost $2,714,405)		2,779,730
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $1,214)	1,214	1,214
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $2,715,619)		2,780,944
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.18%
Invesco Private Government Fund, 4.29%(d)(e)(f)	32,628	32,628
Invesco Private Prime Fund, 4.45%(d)(e)(f)	83,880	83,897
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,525)		116,525
TOTAL INVESTMENTS IN SECURITIES-104.03% (Cost $2,832,144)		2,897,469
OTHER ASSETS LESS LIABILITIES-(4.03)%		(112,152)
NET ASSETS-100.00%		$2,785,317

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,164	$(16,950)	$-	$-	$1,214	$21
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Low Volatility ETF (QQLV)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$665,763	$(633,135)	$-	$-	$32,628	$228 *
Invesco Private Prime Fund	-	1,052,623	(968,713)	-	(13)	83,897	504 *
Total	$-	$1,736,550	$(1,618,798)	$-	$(13)	$117,739	$753

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$81,229,548	$-	$-	$81,229,548
Money Market Funds	76,231	852,574	-	928,805
Total Investments	$81,305,779	$852,574	$-	$82,158,353
Invesco ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,843,241	$-	$-	$5,843,241
Money Market Funds	3,322	1,307,925	-	1,311,247
Total Investments	$5,846,563	$1,307,925	$-	$7,154,488
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$48,283,321,980	$-	$-	$48,283,321,980
Money Market Funds	44,521,630	349,932,286	-	394,453,916
Total Investments in Securities	48,327,843,610	358,971,011	-	48,677,775,896
Other Investments - Assets(a)
Futures Contracts	7,977,690	-	-	7,977,690
Total Investments	$48,335,821,300	$349,932,286	$-	$48,685,753,586
Invesco NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,688,381	$-	$3,728	$7,692,109
Money Market Funds	-	755,656	-	755,656
Total Investments	$7,688,381	$755,656	$3,728	$8,447,765

	Level 1	Level 2	Level 3	Total
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$598,986,710	$-	$-	$598,986,710
Money Market Funds	67,232	133,585,893	-	133,653,125
Total Investments	$599,053,942	$133,585,893	$-	$732,639,835
Invesco QQQ Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,779,730	$-	$-	$2,779,730
Money Market Funds	1,214	116,525	-	117,739
Total Investments	$2,780,944	$116,525	$-	$2,897,469

(a)	Unrealized appreciation (depreciation).